Consolidated cash flow statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019		Sep. 30, 2018	Mar. 31, 2018
Cash flows from operating activities
Interest received	$ 16,704		$ 16,641	$ 15,998
Interest paid	(8,777)		(7,969)	(7,820)
Dividends received excluding life business	4		8	1
Other non-interest income received	2,297		2,155	2,840
Operating expenses paid	(4,953)		(3,640)	(4,249)
Income tax paid excluding life business	$ (1,877)		(1,792)	(1,793)
Interest received, percentage movement from same period in prior year	4.00%
Interest paid, percentage movement from prior period	10.00%
Interest paid, percentage movement from same period in prior year	12.00%
Dividends received excluding life business, percentage movement from prior period	(50.00%)
Other non-interest income received, percentage movement from prior period	7.00%
Other non-interest income received, percentage movement from same period in prior year	(19.00%)
Operating expenses paid, percentage movement from prior period	36.00%
Operating expenses paid, percentage movement from same period in prior year	17.00%
Income tax paid excluding life business, percentage movement from prior period	5.00%
Income tax paid excluding life business, percentage movement from same period in prior year	5.00%
Life business:
Receipts from policyholders and customers	$ 1,035		1,062	946
Interest and other items of similar nature	4		2	15
Dividends received	51		559	83
Payments to policyholders and suppliers	(843)		(1,295)	(794)
Income tax paid	$ (50)		(92)	(51)
Receipts from policyholders and customers, percentage movement from prior period	(3.00%)
Receipts from policyholders and customers, percentage movement from same period in prior year	9.00%
Interest and other items of similar nature, percentage movement from prior period	100.00%
Interest and other items of similar nature, percentage movement from same period in prior year	(73.00%)
Dividends received, percentage movement from prior period	(91.00%)
Dividends received, percentage movement from same period in prior year	(39.00%)
Payments to policyholders and suppliers, percentage movement from prior period	(35.00%)
Payments to policyholders and suppliers, percentage movement from same period in prior year	6.00%
Income tax paid, percentage movement from prior period	(46.00%)
Income tax paid, percentage movement from same period in prior year	(2.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 3,595		5,639	5,176
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(36.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(31.00%)
Net (increase)/decrease in:
Collateral paid	$ (1,218)		(943)	1,912
Trading securities and financial assets measured at FVIS	(5,426)		(1,198)	4,690
Derivative financial instruments	2,668		9,684	(1,100)
Loans	(1,789)		(9,976)	(14,372)
Other financial assets	(234)		(340)	807
Life insurance assets and liabilities	(4)		(142)	(88)
Other assets	$ 2		2	8
Collateral paid, percentage movement from prior period	29.00%
Derivative financial instruments, percentage movement from prior period	(72.00%)
Loans, percentage movement from prior period	(82.00%)
Loans, percentage movement from same period in prior year	(88.00%)
Other financial assets, percentage movement from prior period	(31.00%)
Life insurance assets and liabilities, percentage movement from prior period	(97.00%)
Life insurance assets and liabilities, percentage movement from same period in prior year	(95.00%)
Other assets, percentage movement from same period in prior year	(75.00%)
Net increase/(decrease) in:
Collateral received	$ (317)		(1,147)	852
Deposits and other borrowings	(7,572)		11,920	12,008
Other financial liabilities	1,009		(1,393)	(2,239)
Other liabilities	$ (8)		14	(4)
Collateral received, percentage movement from prior period	(72.00%)
Other liabilities, percentage movement from same period in prior year	100.00%
Net cash provided by/(used in) operating activities	$ (9,294)		12,120	7,650
Cash flows from investing activities
Proceeds from available-for-sale securities			12,383	11,495
Purchase of available-for-sale securities			(8,801)	(15,575)
Proceeds from investment securities	12,972
Purchase of investment securities	(19,384)
Proceeds/(payments) from disposal of controlled entities, net of cash disposed	(1)			9
Proceeds from disposal of associates	44
Purchase of associates	(16)		(17)	(13)
Proceeds from disposal of property and equipment	51		28	63
Purchase of property and equipment	(92)		(215)	(95)
Purchase of intangible assets	(395)		(493)	(389)
Net cash provided by/(used in) investing activities	$ (6,821)		2,885	(4,505)
Purchase of associates, percentage movement from prior period	(6.00%)
Purchase of associates, percentage movement from same period in prior year	23.00%
Proceeds from disposal of property and equipment, percentage movement from prior period	82.00%
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	(19.00%)
Purchase of property and equipment, percentage movement from prior period	(57.00%)
Purchase of property and equipment, percentage movement from same period in prior year	(3.00%)
Purchase of intangible assets, percentage movement from prior period	(20.00%)
Purchase of intangible assets, percentage movement from same period in prior year	2.00%
Net cash provided by/(used in) investing activities, percentage movement from same period in prior year	51.00%
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 39,293		24,986	34,470
Redemption of debt issues	(26,728)		(32,352)	(32,346)
Issue of loan capital (net of issue costs)	690		724	1,618
Redemption of loan capital	(1,651)		(1,362)	(1,025)
Proceeds from exercise of employee options			3
Purchase of shares on exercise of employee options and rights	(4)		(4)	(4)
Shares purchased for delivery of employee share plan	(27)			(27)
Purchase of RSP treasury shares	(66)		(1)	(70)
Net sale/(purchase) of other treasury shares			73
Payment of dividends	(2,897)		(2,892)	(2,877)
Payment of distributions to non-controlling interests	(5)			(6)
Net cash provided by/(used in) financing activities	$ 8,605		(10,825)	(267)
Proceeds from debt issues (net of issue costs), percentage movement from prior period	57.00%
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	14.00%
Redemption of debt issues, percentage movement from prior period	(17.00%)
Redemption of debt issues, percentage movement from same period in prior year	(17.00%)
Issue of loan capital (net of issue costs), percentage movement from prior period	(5.00%)
Issue of loan capital (net of issue costs), percentage movement from same period in prior year	(57.00%)
Redemption of loan capital, percentage movement from prior period	21.00%
Redemption of loan capital, percentage movement from same period in prior year	61.00%
Proceeds from exercise of employee options, percentage movement from prior period	(100.00%)
Purchase of RSP treasury shares, percentage movement from same period in prior year	(6.00%)
Net sale/(purchase) of other treasury shares, percentage movement from prior period	(100.00%)
Payment of dividends, percentage movement from same period in prior year	1.00%
Payment of distributions to non-controlling interests, percentage movement from same period in prior year	(17.00%)
Net increase/(decrease) in cash and balances with central banks	$ (7,510)	[1]	4,180	2,878
Effect of exchange rate changes on cash and balances with central banks	$ 208		676	268
Effect of exchange rate changes on cash and balances with central banks, percentage movement from prior period	(69.00%)
Effect of exchange rate changes on cash and balances with central banks, percentage movement from same period in prior year	(22.00%)
Cash and balances with central banks as at the beginning of the period	$ 26,788		21,932	18,786
Cash and balances with central banks as at the end of the period	$ 19,486		$ 26,788	$ 21,932
Cash and bank balances at central banks, percentage change from prior period	(27.00%)		22.00%
Cash and bank balances at central banks, percentage change from same period of prior year	(11.00%)		43.00%

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.